Document and Entity Information Document	Apr. 29, 2020
Entity Information [Line Items]
Entity Central Index Key	0001479094
Document Period End Date	Apr. 29, 2020
Entity Emerging Growth Company	false
Document Type	8-K
Entity Incorporation, State or Country Code	MD
Entity Registrant Name	STAG INDUSTRIAL, INC.
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Address Line One	One Federal Street, 23rd Floor
Entity Address, Postal Zip Code	02110
Local Phone Number	574-4777
City Area Code	617
Entity Tax Identification Number	27-3099608
Entity File Number	1-34907
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value per share
Security Exchange Name	NYSE
Trading Symbol	STAG
Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.875% Series C Cumulative Redeemable Preferred Stock ($0.01 par value)
Security Exchange Name	NYSE
Trading Symbol	STAG-PC